Investment Property (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Transfer from property, plant and equipment to investment property		$ 251,955
Capitalization rate, Significant Unabservable Inputs Assets	12.00%
Overall capital interest rate, significant unobservable inputs, assets	1.86%
Rate of return, significant unobservable inputs, assets	10.00%